Submission	Mar. 02, 2026
Submission [Line Items]
Central Index Key	0001652130
Registrant Name	Intellia Therapeutics, Inc.
Registration File Number	333-275740
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A